COMMITMENTS AND CONTINGENCIES - Lessee Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments for facilities under operating leases	$ 29,128	$ 22,500
Weighted-average remaining lease term (in years) – operating leases	3 years 10 months 24 days	4 years 7 months 6 days
Operating lease, extension term of contract	10 years
Finance lease liability	$ 1,627	$ 2,200
Finance lease, term of contract	3 years 4 months 24 days	4 years 4 months 24 days
Current finance lease liability	$ 400
Short-term debt	Short-Term Debt
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt, Short-term debt	Long-term debt, Short-term debt
Non-current finance lease liability	$ 1,200
Long-term debt	Other Long-Term Debt, Noncurrent